Risk management - Wholesale Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 19,816	€ 9,492
Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	10,176	4,632
Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	842	822
Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	255	41
Wholesale Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	845	246
Wholesale Banking [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,738	332
Wholesale Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	353	197
Wholesale Banking [Member] | Ukraine [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	88	169
Wholesale Banking [Member] | Norway [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	78	151
Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	199	134
Wholesale Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,317	502
Wholesale Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,338	1,315
Wholesale Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	555	316
Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	365	214
Wholesale Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	202	192
Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	14,190	5,385
Performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	7,849	2,699
Performing [member] | Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	700	410
Performing [member] | Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	175	16
Performing [member] | Wholesale Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	676	182
Performing [member] | Wholesale Banking [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,606	251
Performing [member] | Wholesale Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	317	115
Performing [member] | Wholesale Banking [Member] | Ukraine [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	5	77
Performing [member] | Wholesale Banking [Member] | Norway [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	32	124
Performing [member] | Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	101	31
Performing [member] | Wholesale Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,144	322
Performing [member] | Wholesale Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,541	759
Performing [member] | Wholesale Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	194	206
Performing [member] | Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	251	85
Performing [member] | Wholesale Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	109	122
Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	5,626	4,107
Non-performing [member] | Wholesale Banking [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	2,327	1,932
Non-performing [member] | Wholesale Banking [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	142	412
Non-performing [member] | Wholesale Banking [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	81	25
Non-performing [member] | Wholesale Banking [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	170	63
Non-performing [member] | Wholesale Banking [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	132	81
Non-performing [member] | Wholesale Banking [Member] | Italy [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	36	83
Non-performing [member] | Wholesale Banking [Member] | Ukraine [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	82	93
Non-performing [member] | Wholesale Banking [Member] | Norway [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	47	27
Non-performing [member] | Wholesale Banking [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	98	103
Non-performing [member] | Wholesale Banking [Member] | Rest of Europe [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	173	180
Non-performing [member] | Wholesale Banking [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	796	556
Non-performing [member] | Wholesale Banking [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	362	109
Non-performing [member] | Wholesale Banking [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	113	129
Non-performing [member] | Wholesale Banking [Member] | Africa [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 94	€ 71